Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Sales and marketing expenses	¥ (101,260)	$ (14,262)	¥ (79,129)	¥ (1,412,873)
Research and development expenses	(167,932)	(23,653)	(235,846)	(800,163)
General and administrative expenses	(154,261)	(21,727)	(221,029)	(445,440)
Total operating expenses	(423,453)	(59,642)	(536,004)	(2,779,770)
Loss from operations	(342,750)	(48,276)	(211,148)	(1,473,486)
Interest income	27,811	3,917	11,352	24,573
Foreign currency exchange gain (loss)	(801)	(113)	159	2,326
Loss before provision for income tax	(311,782)	(43,915)	(177,872)	(1,441,913)
Income tax expenses	0		0	0
Net loss	(311,782)	(43,915)	(177,872)	(1,441,913)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(311,782)	(43,915)	(177,872)	(1,441,913)
Parent Company
Sales and marketing expenses	(17,243)	(2,429)	(17,305)	(25,776)
Research and development expenses	(26,954)	(3,796)	(28,646)	(60,002)
General and administrative expenses	(68,148)	(9,598)	(103,120)	(118,816)
Total operating expenses	(112,345)	(15,823)	(149,071)	(204,594)
Loss from operations	(112,345)	(15,823)	(149,071)	(204,594)
Interest income	24,270	3,418	5,580	3,991
Foreign currency exchange gain (loss)			(5)	11
Loss before provision for income tax	(88,075)	(12,405)	(143,496)	(200,592)
Loss from investment in subsidiaries	(223,707)	(31,510)	(34,376)	(1,241,321)
Net loss	(311,782)	(43,915)	(177,872)	(1,441,913)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (311,782)	$ (43,915)	¥ (177,872)	¥ (1,441,913)